Long-Term Debt and Finance Lease Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt and Finance Lease Obligations
Schedule of carrying and fair values of the entity's debt facilities

	As of
	June 30, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In thousands)
5 1/8% Senior Notes due 2020 (1)	$—	$—	$1,100,000	$1,110,208
6 3/4% Senior Notes due 2021 (2)	2,000,000	2,045,100	2,000,000	2,109,420
5 7/8% Senior Notes due 2022	2,000,000	2,043,040	2,000,000	2,129,580
5 % Senior Notes due 2023	1,500,000	1,495,545	1,500,000	1,543,770
5 7/8% Senior Notes due 2024	2,000,000	2,000,340	2,000,000	2,049,080
7 3/4% Senior Notes due 2026	2,000,000	2,130,880	2,000,000	2,128,900
Other notes payable	25,996	25,996	25,996	25,996
Subtotal	9,525,996	$9,740,901	10,625,996	$11,096,954
Unamortized deferred financing costs and debt discounts, net	(13,581)		(16,250)
Finance lease obligations (3)	188,809		212,617
Total long-term debt and finance lease obligations (including current portion)	$9,701,224		$10,822,363

~~(4)~~	On May 1, 2020, we redeemed the principal balance of our 5 1/8% Senior Notes due 2020.
~~(5)~~	Our 6 3/4% Senior Notes due 2021 mature on June 1, 2021 and have been reclassified to “Current portion of long-term debt and finance lease obligations” on our Condensed Consolidated Balance Sheets as of June 30, 2020.
(6)	Disclosure regarding fair value of finance leases is not required.

	As of December 31,
	2019		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In thousands)
7 7/8% Senior Notes due 2019 (1)	—	—	1,317,372	1,343,298
5 1/8% Senior Notes due 2020 (2)	1,100,000	1,110,208	1,100,000	1,089,957
6 3/4% Senior Notes due 2021	2,000,000	2,109,420	2,000,000	1,974,940
5 7/8% Senior Notes due 2022	2,000,000	2,129,580	2,000,000	1,833,140
5 % Senior Notes due 2023	1,500,000	1,543,770	1,500,000	1,247,445
5 7/8% Senior Notes due 2024	2,000,000	2,049,080	2,000,000	1,611,960
7 3/4% Senior Notes due 2026	2,000,000	2,128,900	2,000,000	1,653,720
Other notes payable	25,996	25,996	10,346	10,346
Subtotal	10,625,996	$11,096,954	11,927,718	$10,764,806
Unamortized deferred financing costs and debt discounts, net	(16,250)		(23,215)
Finance lease obligations (3)	212,617		66,984
Total long-term debt and finance lease obligations (including current portion)	$10,822,363		$11,971,487

(1)	On September 3, 2019, we redeemed the principal balance of our 7 7/8% Senior Notes due 2019.
(2)	Our 5 1/8% Senior Notes due 2020 mature on May 1, 2020 and have been reclassified to “Current portion of long-term debt and finance lease obligations” on our Consolidated Balance Sheets as of December 31, 2019. We will either fund this obligation from cash and marketable investment securities balances at that time and/or advances from our parent, DISH Network or, depending on market conditions, we may refinance this obligation, in whole or in part.
(3)	Disclosure regarding fair value of finance leases is not required.